Concentration Of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Concentration Of Credit Risk
Concentration Of Credit Risk
2. Concentration of Credit Risk

For the six months ended June 30, 2011 and 2010, the following customers accounted for the following percentages of the Company's sales, respectively.

Customer	2011	2010
A	56%	49%
B	19%	37%

As of June 30, 2011 and December 31, 2010, the following customers accounted for the following percentages of the Company's accounts receivable, respectively.

Customer	2011	2010
A	58%	72%
B	16%	12%

The Company's OLpur MDHDF filter series and Dual Stage Ultrafilter water filtration system products are manufactured by the same vendor.

Note 11 — Concentration of Credit Risk

Cash and cash equivalents are financial instruments which potentially subject the Company to concentrations of credit risk. The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash and cash equivalents.

Major Customers

For the year ended December 31, 2010 and 2009, two customers accounted for 79% and 87%, respectively, of the Company's sales.  In addition, as of December 31, 2010 and 2009, those customers accounted for 84% and 78%, respectively, of the Company's accounts receivable.